Consolidated Balance Sheet		Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)
Current assets:
Cash and cash equivalents		$ 63,535,847	$ 8,166,037	$ 25,296,811
Accounts receivable, net		2,358,162	303,086	5,420,540
Prepayments and other receivables		1,846,344	237,304	80,000
Escrow receivable		391,056	50,261
Total current assets		69,688,174	8,956,773	30,797,351
Non-current assets:
Property and equipment, net		28,327	3,641	34,748
Right-of-use assets		353,218	45,398	1,181,941
Deferred offering costs				1,544,276
Long term deposit and prepayments		500,000	64,263	265,980
Deferred tax assets		1,159,587	149,038	355,566
Total non-current assets		2,041,132	262,340	3,382,511
Total assets		71,729,306	9,219,113	34,179,862
Current liabilities:
Accruals and other payables		1,276,229	164,029	150,940
Contract liabilities		128,400	16,503	1,519,584
Bank borrowings		480,619	61,772	460,502
Operating lease liabilities		293,792	37,760	863,508
Taxes payables		2,932,183	376,864	3,718,174
Total current liabilities		5,111,223	656,928	14,249,067
Other liabilities:
Bank borrowings, net of current portion		2,012,828	258,702	2,493,662
Operating lease liabilities, net of current portion				293,792
Total other liabilities		2,012,828	258,702	2,787,454
Total liabilities		7,124,051	915,630	17,036,521
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, value				874
Additional paid-up capital		49,897,579	6,413,158	2,010,103
Retained earnings		14,706,655	1,890,194	15,132,364
Total shareholders’ equity		64,605,255	8,303,483	17,143,341
Total liabilities and shareholders’ equity		71,729,306	9,219,113	34,179,862
Related Party
Current assets:
Due from related parties, net		1,556,765	200,085
Current liabilities:
Due to Related parties				7,536,359
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value		1,021	131
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]

[1]	Number of shares divided as 450,000,000 Class A ordinary shares with a par value of US$0.00001 per share (the “Class A Ordinary Shares”) and 50,000,000 class B ordinary shares with a par value of US$0.00001 per share (the “Class B Ordinary Shares”), were approved by the board of directors on November 27, 2024. The Company, for good and valuable consideration, planned to repurchase 1,500,000 shares of the Majority Shareholder’s Class A Ordinary Shares and 1,500,000 Class B Ordinary Shares to the Majority Shareholder.